Shareholders' Equity - Share options and restricted stock units (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) Y tranche	Dec. 31, 2022 EUR (€) Y	Dec. 31, 2021 Y
Operating costs
Shareholders Equity
Compensation expenses	€ 3,106	€ 2,869
Research and development costs
Shareholders Equity
Compensation expenses	477	887
General and administrative costs
Shareholders Equity
Compensation expenses	€ 2,629	€ 1,982
Share options and restricted stock units | Four years vesting period with 25% vesting every year
Shareholders Equity
Vesting period	4 years
Annual vesting percentage	25.00%
Share options and restricted stock units | Four years vesting in thirteen tranches
Shareholders Equity
Vesting period	4 years
Number of tranches | tranche	13
Number of Remaining Tranches after First Anniversary of Grant Date | tranche	12
Quarterly vesting percentage after first tranche is vested	6.25%
Share options and restricted stock units | Two years vesting period with 25% vesting every six months
Shareholders Equity
Vesting period	2 years
Biannual vesting percentage	25.00%
IFRS Stock options [Member]
Shareholders Equity
Term options	10 years
Risk-free interest rate	3.96%	2.57%	0.51%
Expected volatility	105.60%	101.00%	79.00%
Expected life in years	5 years
Expected life in years | Y	5	5	5